Income Taxes (Details) - Schedule of deferred tax assets and deferred tax liabilities - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets:
Net operating losses (“NOL”)	$ 123,633	$ 114,990
Research and development credits	7,921	7,921
Accrued liabilities	7,564	5,164
Construction in progress	3,061	3,061
Excess interest expense under section 163(j)	3,670	2,295
Capital loss	2,407	2,407
Stock-based compensation	428
Other	296	174
Gross deferred tax assets	148,980	136,012
Valuation allowance	(148,546)	(135,046)
Deferred tax assets, net of valuation allowance	434	966
Deferred Tax Liabilities:
Depreciation	454	(79)
State taxes	(888)	(887)
Total deferred tax liabilities	(434)	(966)
Total net deferred tax assets (liabilities)